INCOME TAXES - Schedule Of Components Of Income Taxes In Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Revaluation of property, plant and equipment	$ (315)	$ 120
Financial contracts and power sale agreements	27	(37)
Available-for-sale securities	5	38
Foreign currency translation	(43)	59
Revaluation of pension obligation	1	(7)
Total deferred tax in other comprehensive income	$ (325)	$ 173